FAIR VALUE MEASUREMENTS - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans at fair value	$ 5,215,196	$ 5,446,310	$ 2,517,760	$ 1,842,697
Total	5,224,751	5,448,590	2,506,401	1,838,078
IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	44,192	16,786	16,754	3,586
FLSCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	34,637	14,506	28,113	8,205
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans at fair value	0	0	0	0
Total	0	0	0	0
Level 1 | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0	0	0	0
Level 1 | FLSCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0	0	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans at fair value	5,215,196	5,446,310	2,517,760	1,842,697
Total	5,180,559	5,431,804	2,489,647	1,834,492
Level 2 | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0	0	0	0
Level 2 | FLSCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	34,637	14,506	28,113	8,205
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans at fair value	0	0	0	0
Total	44,192	16,786	16,754	3,586
Level 3 | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	44,192	16,786	16,754	3,586
Level 3 | FLSCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	$ 0	$ 0	$ 0	$ 0